Other notes - Financial risk management, credit risk, narrative (Details) - Credit risk - Trade receivables € in Millions	Dec. 31, 2017 EUR (€) customer category	Dec. 31, 2016 customer
Disclosure of credit risk exposure [line items]
Number of credit risk categories | category	3
More Than One Million
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic, number of customers | customer	44	37
Risk exposure associated with instruments sharing characteristic | €	€ 1
Risk exposure associated with instruments sharing characteristic, concentration risk percentage	53.00%	56.00%
More Than Five Million
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic, number of customers | customer	3	3
Risk exposure associated with instruments sharing characteristic | €	€ 5
Risk exposure associated with instruments sharing characteristic, concentration risk percentage	11.00%	17.00%